Dividends (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 $ / shares
Dividends [Line Items]
Dividend declared for common share holders | $	$ 185,915		$ 113,259
Cash dividend declared per common share (CAD per share) | $ / shares	$ 0.4660		$ 0.4140
Series A Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders | $	$ 4,164		$ 4,119
Dividend declared per preferred share (CAD per share) | $ / shares		$ 1.125		$ 1.125
Series D Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders | $	$ 3,856		$ 3,814
Dividend declared per preferred share (CAD per share) | $ / shares		$ 1.25		$ 1.25